COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Contracts costs incurred plus estimated earnings	$ 1,046,803	$ 1,120,282
Less: Progress billings	(853,774)	(915,346)
Cost and estimated earnings in excess of billings	193,029	204,936
Less: Allowance for doubtful accounts	(6,150)	(6,981)	$ (9,929)	$ (8,660)
Cost and estimated earnings in excess of billings, Total	$ 186,879	$ 197,955